LEASE ARRANGEMENTS - Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Presentation of leases for lessee [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 3,833.0		$ 3,049.0
Noncurrent portion	31,595.0	$ 1,007.2	28,755.3
Lease liabilities	$ 35,428.0		$ 31,804.3